Financial Instruments - Analysis of Fair Value of Financial Instruments Carried at Amortised (Detail) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
- Loans and advances to customers	£ 211,007	£ 207,287
Loans and advances to banks	1,980	1,855
Reverse repurchase agreements - non trading	23,901	23,636
- Deposits by customers	190,018	181,883
- Deposits by banks	17,993	14,353
Repurchase agreements–non trading	20,786	18,286
- Debt securities in issue	40,558	41,129
Subordinated liabilities	3,257	3,528
Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial assets	246,143	244,395
Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial liabilities	274,061	261,582
Deposits by customers | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
- Deposits by customers	190,182	182,013
Deposits by banks | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
- Deposits by banks	18,004	14,363
Repurchase agreements - non trading | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements–non trading	20,773	18,292
Debt Securities | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
- Debt securities in issue	41,395	42,694
Subordinated liabilities | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Subordinated liabilities	3,707	4,220
Loans and advances to customers | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
- Loans and advances to customers	215,178	211,796
Loans and advances to banks | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	1,980	1,855
Reverse repurchase agreements - non-trading | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	23,921	23,634
Other financial assets at amortised cost | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	5,064	7,110
Fair Value | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial assets	241,767	239,834
Fair Value | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial liabilities	272,612	259,179
Fair Value | Deposits by customers | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
- Deposits by customers	190,018	181,883
Fair Value | Deposits by banks | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
- Deposits by banks	17,993	14,353
Fair Value | Repurchase agreements - non trading | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements–non trading	20,786	18,286
Fair Value | Debt Securities | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
- Debt securities in issue	40,558	41,129
Fair Value | Subordinated liabilities | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Subordinated liabilities	3,257	3,528
Fair Value | Loans and advances to customers | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
- Loans and advances to customers	211,007	207,287
Fair Value | Loans and advances to banks | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	1,980	1,855
Fair Value | Reverse repurchase agreements - non-trading | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	23,901	23,636
Fair Value | Other financial assets at amortised cost | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	£ 4,879	£ 7,056